Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 6,303,689	$ 25,645,693
Less: allowance for doubtful accounts	(33,184)	(94,166)
Accounts receivable, net	$ 6,270,505	$ 25,551,527